Consolidated Balance Sheets	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Current assets
Cash and equivalents	$ 496,918	$ 510,128	$ 8,556,642
Restricted cash	85,516	109,772	44,211
Accounts receivable, including related party, net	431,927	562,581	45,923
Other receivables and prepaid expenses	73,653	42,631	143,281
Advances to suppliers	153,542	168,523	162,969
Inventory, net	$ 683,035	$ 499,252	233,454
Other Receivable, after Allowance for Credit Loss, Related and Nonrelated Party Status [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Due from related parties	$ 101,979	$ 83,102	$ 19,055
Other Receivable, after Allowance for Credit Loss, Current, Related and Nonrelated Party Status [Extensible Enumeration]		Due from related parties	Due from related parties
Total current assets	2,026,570	$ 1,975,989	$ 9,205,535
Property and equipment, net	1,878,012	1,971,793	290,148
Intangible asset, net	1,092	1,269	1,940
Goodwill, net
Deferred tax asset	15,168	15,556	18,795
Security deposit	87,367	86,992	94,153
Operating lease right-of-use assets	811,021	999,285	2,049,775
Total assets	4,819,230	5,050,884	11,660,346
Current liabilities
Accounts payable	440,237	398,469	406,163
Accounts payable-related party		165,958
Unearned revenue	332,084	139,502	171,408
Taxes payable	44,583	104,100	232,637
Accrued liabilities and other payables	2,232,267	2,356,490	752,400
Government grant	954,467	950,371
Loan from third parties	87,367	86,992	94,153
Operating lease liabilities	$ 748,331	$ 883,583	$ 848,230
Other Liability, Current, Related and Nonrelated Party Status [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Due to related parties	$ 558,648	$ 236,882	$ 1,947,154
Total current liabilities	5,397,984	5,322,347	4,452,145
Operating lease liabilities - non-current	179,631	194,725	1,138,710
Total liabilities	5,577,615	5,517,072	5,590,855
Stockholders’ deficit
Undesignated preferred stock, $0.001 par value, 20,000,000 shares authorized, none issued and outstanding
Common stock, par value $0.00001 per share, 500,000,000 shares authorized; 24,999,842 shares issued and outstanding as of March 31, 2023 and December 31, 2022	250	250	250
Additional paid in capital	14,551,468	14,458,583	14,087,043
Statutory reserve	151,988	151,988	151,988
Accumulated deficit	(15,659,482)	(15,249,858)	(8,880,613)
Accumulated other comprehensive income	197,391	172,849	710,823
Total stockholders’ deficit	(758,385)	(466,188)	6,069,491
Total liabilities and stockholders’ deficit	$ 4,819,230	$ 5,050,884	$ 11,660,346